Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Class of Warrant or Right [Line Items]
Schedule of company's assets that are measured at fair value on a recurring basis
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

		Gross Unrealized			Reported as:
January 31, 2021	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
				(in thousands)
Cash	$35,788	$—	$—	$35,788	$35,788	$—
Level 1
Money market funds	109,703	—	—	109,703	109,703	—

Total assets measured at fair value on a recurring basis	$145,491	$—	$—	$145,491	$145,491	$—

		Gross Unrealized			Reported as:
January 31, 2020	Amortized Cost	Gains	Losses	Fair Value	Cash and cash equivalents	Short-term investments
				(in thousands)
Cash	$33,266	$—	$—	$33,266	$33,266	$—
Level 1
Money market funds	39,487	—	—	39,487	39,487	—
Level 2
U.S. treasury bills	47,014	23	—	47,037	—	47,037

Total assets measured at fair value on a recurring basis	$119,767	$23	$—	$119,790	$72,753	$47,037

Summary Of Company's assets and liabilities that were measured at fair value on a recurring basis
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of July 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money market funds	$454,713	$—	$—	$454,713

Total financial assets	$454,713	$—	$—	$454,713

Liabilities
Common stock warrant liabilities (Private Placement)	$—	$—	$26,868	$26,868

Total financial liabilities	$—	$—	$26,868	$26,868

	Fair Value Measured as of January 31, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money market funds	$109,703	$—	$—	$109,703

Total financial assets	$109,703	$—	$—	$109,703

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$75,843	$75,843

Total financial liabilities	$—	$—	$75,843	$75,843

Summary of changes in the fair value of Level 3 financial statements
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Redeemable convertible preferred stock warrant liability	Private placement warrant liability	Earnout liability
	(in thousands)
Fair value as of January 31, 2021	$(75,843)	$—	$—
Private placement warrant liability acquired as part of the merger	—	(127,888)	—
Contingent earnout liability recognized upon the closing of the reverse recapitalization	—	—	(828,180)
Change in fair value included in other income (expense), net	9,237	49,264	84,420
Reclassification of warrants to stockholders’ equity (deficit) due to exercise	—	51,756	—
Reclassification of Legacy ChargePoint preferred stock warrant liability upon the reverse capitalization	66,606	—	—
Issuance of earnout shares upon triggering events	—	—	501,120
Reclassification of remaining contingent earnout liability upon triggering event	—	—	242,640

Fair value as of July 31, 2021	$—	$(26,868)	$—